Accounts payable	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE
20.1 Accounts payable
20.1.1 Accounting policies
These are initially recognized at fair value and subsequently increased, where applicable, by the corresponding charges, monetary variations and exchange differences incurred up to the end of the reporting period.
20.1.2 Breakdown of accounts payable

	December 31,
Description	2021	2020

Accounts payable – local currency	1,680,614	1,612,933
Accounts payable – foreign currency	654,551	948,794
	2,335,165	2,561,727

Current	1,771,663	2,238,668
Non-current	563,502	323,059
20.2 Accounts payable – supplier finance
20.2.1 Accounting policies
Management negotiated with suppliers to extend the payment terms. As a result, the Company signed an agreement with financial institutions to allow the discounting of trade notes receivable from its suppliers. Taking into account that the early receipt with financial institutions is an option for suppliers, this does not generate financial expenses for the Company, and the Company is neither refunded and/nor benefited with discounts from the financial institution due to payment before the maturity date agreed upon with the supplier. There is no change in the bill subordination level in the event of judicial execution.